Pre-Spin Transactions with Penn (Details) (Penn, Hollywood Casino Baton Rouge and Hollywood Casino Perryville, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Penn | Hollywood Casino Baton Rouge and Hollywood Casino Perryville
Pre-Spin Transactions with Penn
Management fee as a percentage of net revenues	3.00%		3.00%
Management fees incurred and paid		$ 1.3	$ 4.2	$ 6.3	$ 7.0